UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total Class A exchangeable and Class B shareholders	Total Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Total Class C shareholder	Share capital Class A exchangeable and Class B shareholders	Share capital Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Share capital Class C shareholder	Retained earnings Class A exchangeable and Class B shareholders	Retained earnings Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Retained earnings Class C shareholder	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Class C shareholder	Non-controlling interests
Beginning balance at Dec. 31, 2023		$ 6,155		$ 1,591	$ 4,418		$ 1,577	$ 3,607		$ 14	$ 931	$ (120)	$ (120)	$ 146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		337		3	332					3	332			2
Other comprehensive income		4			4								4
Comprehensive income		341		3	336					3	332		4	2
Distributions and redeemable preferred share dividends	[1]	(34)		(3)	(28)		(3)				(28)			(3)
Total change in period		307		0	308		(3)	0		3	304		4	(1)
Ending balance at Mar. 31, 2024		6,462		1,591	4,726		1,574	3,607		17	1,235	(116)	(116)	145
Beginning balance at Dec. 31, 2023		6,155		1,591	4,418		1,577	3,607		14	931	(120)	(120)	146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		606
Other comprehensive income		502
Comprehensive income		1,108
Ending balance at Jun. 30, 2024		9,015		1,591	6,576		1,571	4,726		20	1,468	382	382	848
Beginning balance at Mar. 31, 2024		6,462		1,591	4,726		1,574	3,607		17	1,235	(116)	(116)	145
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		269		3	261					3	261			5
Other comprehensive income		498			498								498
Comprehensive income		767		3	759					3	261		498	5
Equity issuances, net		1,119			1,119			1,119
Non-controlling interest assumed on acquisition		713												713
Distributions and redeemable preferred share dividends	[1]	(46)		(3)	(28)		(3)				(28)			(15)
Total change in period		2,553		0	1,850		(3)	1,119		3	233		498	703
Ending balance at Jun. 30, 2024		9,015		$ 1,591	6,576		$ 1,571	4,726		$ 20	1,468	382	382	848
Beginning balance at Dec. 31, 2024		13,076	$ 1,470		10,756	$ 1,442		8,526	$ 28		2,026	204	204	850
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(282)	4		(330)				4		(330)			44
Other comprehensive income		344			344								344
Comprehensive income		62	4		14				4		(330)		344	44
Equity issuances, net		(90)												(90)
Distributions and redeemable preferred share dividends	[2]	(37)	(4)			(4)								(33)
Acquisition of treasury shares, net		(1)	(1)			(1)
Total change in period		(66)	(1)		14	(5)			4		(330)		344	(79)
Ending balance at Mar. 31, 2025		13,010	1,469		10,770	1,437		8,526	32		1,696	548	548	771
Beginning balance at Dec. 31, 2024		13,076	1,470		10,756	1,442		8,526	28		2,026	204	204	850
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		234
Other comprehensive income		469
Comprehensive income		703
Ending balance at Jun. 30, 2025		15,839	1,471		13,602	1,435		10,736	36		2,193	673	673	766
Beginning balance at Mar. 31, 2025		13,010	1,469		10,770	1,437		8,526	32		1,696	548	548	771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		516	4		497				4		497			15
Other comprehensive income		125			125								125
Comprehensive income		641	4		622				4		497		125	15
Equity issuances, net		2,207	2		2,210	2		2,210						(5)
Distributions and redeemable preferred share dividends	[2]	(19)	(4)			(4)								(15)
Total change in period		2,829	2		2,832	(2)		2,210	4		497		125	(5)
Ending balance at Jun. 30, 2025		$ 15,839	$ 1,471		$ 13,602	$ 1,435		$ 10,736	$ 36		$ 2,193	$ 673	$ 673	$ 766

[1]	The Company distributed $0.08 in the form of a return of capital per each Class A exchangeable, Class A-1 exchangeable and Class B share in the first and second quarters of 2024.
[2]	The Company distributed $0.09 in the form of a return of capital per each Class A exchangeable and Class B share in the first and second quarters of 2025.